Financial instruments and risk management - Changes in credit loss impairment (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Current financial assets	$ (36,355)
Current financial assets	(39,265)	$ (36,355)
Credit loss impairment
Disclosure of financial assets [line items]
Current financial assets	1,053	719
Write-offs	(565)	(1,667)
Expected credit losses	597	2,001
Current financial assets	$ 1,085	$ 1,053